OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll and employee-related expenses	$ 44.8	$ 60.6
Accrued expenses and other payables	58.3	63.7
Collaboration payable	19.5	71.1
Total	$ 122.6	$ 195.4